DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Narrative) (Detail) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($) Derivative	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) Derivative Contract	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Derivatives, Fair Value [Line Items]
Debt securities, gain on held-to-maturity					$ 118
Amount of (gain) loss reclassified from other comprehensive income into income as interest expense and other, net	$ (3,343)	$ 1,274	$ (4,320)	$ 2,751	3,475	$ 4,305
Amount of (gain) loss reclassified from other comprehensive income into income as interest expense and other, net							$ (3,103)
Interest rate cash flow hedge gain (loss) to be reclassified during next 12 months	$ 11,200		$ 11,200		$ 3,100
Interest rate swaps
Derivatives, Fair Value [Line Items]
Number of interest rate derivatives matured | derivative					1
Derivative, number of instruments terminated | derivative			1		3
Derivative, number of instruments held (derivative) | derivative	3		3		3
Loss on derivative			$ 97
Total unrealized loss on interest rate swap	$ 11,200		11,200		$ 3,900
Interest rate swaps | Cash Flow Hedging
Derivatives, Fair Value [Line Items]
Derivative liability, event of default, termination amount	$ 11,900		$ 11,900		$ 4,300